SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 16 - SHARE-BASED COMPENSATION

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period.

On May 31, 2023, the Company entered into consulting agreements with a third-party consultant, which provide financial and acquisition consulting services. The Company issued 50,000 of its ordinary shares to the consultant in lieu of cash payments for such services. The 50,000 shares were valued at $174,904 and are fully expensed for the year ended September 30, 2023.

On August 2, 2023, the Company issued 7,000 of its ordinary shares to a third-party consultant, which provide legal advice services. The 7,000 shares were valued at $43,400 and were expensed for the year ended September 30, 2023.

On June 28, 2022 and July 1, 2022, independent directors were granted options to purchase 2,244 and 2,960 shares of the Company’s ordinary shares, respectively, exercisable at $0.10 per share. These stock options granted shall vest in equal monthly installments for 12 months, with expired date of June 28, 2023 and July 1, 2023, respectively. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the service period.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 16 - SHARE-BASED COMPENSATION (continued)

On August 3, 2023, two independent directors were granted options to purchase 1,875 shares per director of the Company’s ordinary shares, respectively, exercisable at $0.10 per share. These stock options granted shall vest in equal monthly installments for 12 months, commencing on August 3, 2023.

On October 2, 2023, the Company granted and issued 220,000 shares with a fair value of $886,820 based on the closing share price of $4.03 to several employees and consultants through the 2022 Equity Incentive plan. All issued shares were vested immedately.

On October 3, 2023, two independent directors were granted options to purchase 3,061 shares per director of the Company’s Ordinary Shares, respectively, exercisable at $0.10 per share. These stock options granted shall vest in equal monthly installments for 12 months, commencing on October 3, 2023.

On February 22, 2024, the Company granted and issued 20,000 shares with a fair value of $99,020 based on the closing price of $4.95 to a consultant that offered legal consulting services. All issued shares were vested immedately.

	For the Years Ended September 30,
	2024	2023
Exercise price	$0.10	$0.10
Expected term (years)	5.2	1
Expected stock price volatility	150.0%	158.2%
Risk-free rate of interest	5.58%	4.35%
Expected dividend rate	0%	0%

Expected Term - The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility - The Company computes stock price volatility over expected terms based on its historical common stock trading prices.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the benchmark interest rate for loans from financial institutions provided by the People’s Bank of China with an equivalent remaining term.

Expected Dividend - The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

For the years ended September 30, 2024, 2023 and 2022, stock-based compensation associated with amortization of stock option expense was $44,000, $131,092 and $170,883, respectively. All stock-based compensation was recorded as a component of general and administrative expense.

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	7,404	$0.10	9.3
Granted	3,750	0.10	10.0
Forfeited	-	-
Exercised	(2,244)	0.10	-
Outstanding, September 30, 2023	8,910	$0.10	9.0
Granted	6,122	0.10	10.0
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2024	15,032	$0.10	8.4
Exercisable, September 30, 2024	15,032	$0.10	8.4

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS